PGIM Jennison Health Sciences Fund
Schedule of Investments  (unaudited)
as of August 31, 2025
Description	Shares	Value
Long-Term Investments 94.3%
Common Stocks 94.3%
Biotechnology 38.9%
Alnylam Pharmaceuticals, Inc.*(a)	83,185	$37,142,934
Apellis Pharmaceuticals, Inc.*	1,432,003	39,480,323
Arcutis Biotherapeutics, Inc.*(a)	2,269,514	35,222,857
Argenx SE (Netherlands), ADR*	78,802	56,122,784
BeOne Medicines Ltd. (China), ADR*(a)	41,474	12,693,118
Cabaletta Bio, Inc.*(a)	3,518,102	5,101,248
Caris Life Sciences, Inc.*(a)	50,295	1,930,825
Gilead Sciences, Inc.	437,030	49,371,279
Insmed, Inc.*	234,427	31,905,515
Kymera Therapeutics, Inc.*(a)	523,510	21,568,612
Metsera, Inc.*(a)	221,101	7,802,654
Natera, Inc.*	41,292	6,947,379
Neurocrine Biosciences, Inc.*	381,142	53,207,423
Newamsterdam Pharma Co. NV (Netherlands)*(a)	777,280	18,693,584
Rhythm Pharmaceuticals, Inc.*	133,038	13,722,870
Scholar Rock Holding Corp.*(a)	158,182	5,164,642
Sionna Therapeutics, Inc.*(a)	553,942	13,638,052
Soleno Therapeutics, Inc.*	81,298	5,501,436
Travere Therapeutics, Inc.*	393,263	6,882,103
Vaxcyte, Inc.*	585,342	18,022,680
Vertex Pharmaceuticals, Inc.*	150,218	58,738,242
Xenon Pharmaceuticals, Inc. (Canada)*	522,446	20,223,885
		519,084,445
Health Care Services 4.4%
CVS Health Corp.	502,332	36,745,586
GeneDx Holdings Corp.*	60,734	7,864,446
Guardant Health, Inc.*	144,677	9,754,123
Omada Health, Inc.*(a)	171,831	4,070,676
		58,434,831
Health Care Equipment 9.9%
Beta Bionics, Inc.*(a)	43,415	817,938
Dexcom, Inc.*	249,266	18,779,700
Edwards Lifesciences Corp.*	263,382	21,423,492
GE HealthCare Technologies, Inc.	358,242	26,413,183
Intuitive Surgical, Inc.*	117,504	55,614,056
Kestra Medical Technologies Ltd.*(a)	77,529	1,251,318
Tandem Diabetes Care, Inc.*(a)	649,862	8,129,774
		132,429,461
Health Care Supplies 1.4%
Solventum Corp.*	260,461	19,037,094
Health Care Technology 0.1%
HeartFlow, Inc.*(a)	56,764	1,788,066
Life Sciences Tools & Services 14.1%
Danaher Corp.	238,151	49,016,239
Lonza Group AG (Switzerland)	52,839	37,499,253
Revvity, Inc.(a)	219,203	19,752,382
Stevanato Group SpA (Italy)(a)	523,209	12,039,039
Thermo Fisher Scientific, Inc.	141,931	69,932,242
		188,239,155

PGIM Jennison Health Sciences Fund
Schedule of Investments  (unaudited) (continued)
as of August 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Managed Health Care 2.9%
UnitedHealth Group, Inc.	126,565	$39,218,697
Pharmaceuticals 22.6%
AstraZeneca PLC (United Kingdom), ADR	469,600	37,521,040
Crinetics Pharmaceuticals, Inc.*	675,458	20,932,444
Eli Lilly & Co.	238,385	174,636,083
Tarsus Pharmaceuticals, Inc.*(a)	382,765	22,422,374
UCB SA (Belgium)	197,591	46,350,679
		301,862,620

Total Common Stocks (cost $864,394,874)		1,260,094,369

	Units
Warrants* 0.0%
Biotechnology
Cabaletta Bio, Inc., expiring 09/11/26 (cost $0)	2,139,298	21

Total Long-Term Investments (cost $864,394,874)		1,260,094,390

	Shares
Short-Term Investments 11.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)	76,988,501	76,988,501
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $81,807,826; includes $81,515,245 of cash collateral for securities on loan)(b)(wb)	81,868,021	81,810,713

Total Short-Term Investments (cost $158,796,327)		158,799,214

TOTAL INVESTMENTS 106.2% (cost $1,023,191,201)		1,418,893,604
Liabilities in excess of other assets (6.2)%		(82,397,119)

Net Assets 100.0%		$1,336,496,485

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,082,741; cash collateral of $81,515,245 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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